May 01, 2016

RUSSELL INVESTMENT FUNDS

Supplement dated December 21, 2016 to

PROSPECTUS DATED MAY 1, 2016

As supplemented June 8, 2016, June 15, 2016 and September 16, 2016

FUND NAME CHANGES: Effective May 1, 2017, certain Funds will change their names as follows:

Current Name

Multi-Style Equity Fund

Aggressive Equity Fund

Non-U.S. Fund

Core Bond Fund

New Name

U.S. Strategic Equity Fund

U.S. Small Cap Equity Fund

International Developed Markets Fund

Strategic Bond Fund

CHANGES TO INVESTMENT POLICIES OF CERTAIN FUNDS: In connection with the Fund name changes effective May 1, 2017, certain Funds’ non-fundamental investment policies will change as described below. Non-fundamental investment policies may be changed by the Board of Trustees without Shareholder approval. These changes in investment policies will not change the management of any Fund or change any principal investment strategy or risk of any Fund. The Core Bond Fund’s non-fundamental investment policy will not change in connection with its name change.

Multi-Style Equity Fund currently has the following investment policy: “The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities.” Following the change in name to U.S. Strategic Equity Fund, the Fund will be subject to the following investment policy: “The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S.”

Aggressive Equity Fund currently has the following investment policy: “The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities.” Following the change in name to U.S. Small Cap Equity Fund, the Fund will be subject to the following investment policy: “The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in small capitalization equity securities economically tied to the U.S.”

Non-U.S. Fund currently has the following investment policy: “The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in non-U.S. securities.” Following the change in name to International Developed Markets Fund, the Fund will be subject to the following investment policy: “The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in companies that are located in countries (other than the U.S.) with developed markets or that are economically tied to such countries.”